Pensions and other post-retirement benefits- Change in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Opening net defined benefit liability	£ (953.0)	£ (218.0)	£ (263.0)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(175.0)	(178.0)	(193.0)
Interest cost	(38.0)	(23.0)	(22.0)
Past service credit – redundancies	1.0	0.0	7.0
Special termination benefit cost – redundancies	(5.0)	(2.0)	(55.0)
Past service cost – augmentations	0.0	0.0	(5.0)
Past service cost – plan amendments	0.0	0.0	(34.0)
Exchange adjustments	186.0	(97.0)	(101.0)
Reclassification to held for sale (note 10)	49.0	0.0	0.0
Closing net defined benefit asset/(liability)	715.0	(953.0)	(218.0)
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Opening net defined benefit liability	(24,626.0)	(24,939.0)	(24,054.0)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(175.0)	(178.0)	(193.0)
Interest cost	(651.0)	(751.0)	(771.0)
Actuarial gains/(losses) – experience	123.0	148.0	(69.0)
Actuarial (losses)/gains – demographic assumptions	(1.0)	452.0	266.0
Actuarial (losses)/gains – financial assumptions	(1,268.0)	(84.0)	(619.0)
Past service credit – redundancies	1.0	0.0	7.0
Special termination benefit cost – redundancies	(5.0)	(2.0)	(55.0)
Past service cost – augmentations	0.0	0.0	(5.0)
Past service cost – plan amendments	0.0	0.0	(34.0)
Medicare subsidy received	(25.0)	(22.0)	(19.0)
Employee contributions	(1.0)	(1.0)	(1.0)
Benefits paid	1,246.0	1,282.0	1,376.0
Exchange adjustments	1,166.0	(531.0)	(768.0)
Reclassification to held for sale (note 10)	609.0	0.0	0.0
Closing net defined benefit asset/(liability)	(23,607.0)	(24,626.0)	(24,939.0)
UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit liability	1,520.0	1,231.0	1,104.0
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(28.0)	(33.0)	(41.0)
Interest cost	38.0	31.0	31.0
Past service credit – redundancies	1.0	0.0	7.0
Special termination benefit cost – redundancies	(5.0)	(2.0)	(55.0)
Past service cost – augmentations	0.0	0.0	(5.0)
Past service cost – plan amendments	(0.4)	0.0	(34.0)
Exchange adjustments	0.0	0.0	0.0
Reclassification to held for sale (note 10)	0.0	0.0	0.0
Closing net defined benefit asset/(liability)	1,035.0	1,520.0	1,231.0
UK | Present value of defined benefit obligation | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit liability	(12,844.0)	(14,276.0)	(14,226.0)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(28.0)	(33.0)	(41.0)
Interest cost	(296.0)	(335.0)	(358.0)
Actuarial gains/(losses) – experience	(21.0)	113.0	(56.0)
Actuarial (losses)/gains – demographic assumptions	(1.0)	140.0	224.0
Actuarial (losses)/gains – financial assumptions	(1,181.0)	798.0	(568.0)
Past service credit – redundancies	1.0	0.0	7.0
Special termination benefit cost – redundancies	(5.0)	(2.0)	(55.0)
Past service cost – augmentations	0.0	0.0	(5.0)
Past service cost – plan amendments	0.0	0.0	(34.0)
Medicare subsidy received	0.0	0.0	0.0
Employee contributions	(1.0)	(1.0)	(1.0)
Benefits paid	731.0	752.0	837.0
Exchange adjustments	0.0	0.0	0.0
Reclassification to held for sale (note 10)	0.0	0.0	0.0
Closing net defined benefit asset/(liability)	(13,645.0)	(12,844.0)	(14,276.0)
US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit liability	(1,113.0)	(509.0)	(552.0)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(104.0)	(100.0)	(104.0)
Interest cost	(35.0)	(21.0)	(21.0)
Past service credit – redundancies	0.0	0.0	0.0
Special termination benefit cost – redundancies	0.0	0.0	0.0
Past service cost – augmentations	0.0	0.0	0.0
Past service cost – plan amendments	0.0	0.0	0.0
Exchange adjustments	83.0	(42.0)	(42.0)
Reclassification to held for sale (note 10)	27.0	0.0	0.0
Closing net defined benefit asset/(liability)	(22.0)	(1,113.0)	(509.0)
US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit liability	(1,360.0)	(940.0)	(815.0)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(43.0)	(45.0)	(48.0)
Interest cost	(41.0)	(33.0)	(32.0)
Past service credit – redundancies	0.0	0.0	0.0
Special termination benefit cost – redundancies	0.0	0.0	0.0
Past service cost – augmentations	0.0	0.0	0.0
Past service cost – plan amendments	0.0	0.0	0.0
Exchange adjustments	103.0	(55.0)	(59.0)
Reclassification to held for sale (note 10)	22.0	0.0	0.0
Closing net defined benefit asset/(liability)	(298.0)	(1,360.0)	(940.0)
US | Present value of defined benefit obligation | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit liability	(8,085.0)	(7,155.0)	(6,582.0)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(104.0)	(100.0)	(104.0)
Interest cost	(243.0)	(280.0)	(277.0)
Actuarial gains/(losses) – experience	(72.0)	(45.0)	(52.0)
Actuarial (losses)/gains – demographic assumptions	0.0	78.0	0.0
Actuarial (losses)/gains – financial assumptions	(62.0)	(595.0)	(24.0)
Past service credit – redundancies	0.0	0.0	0.0
Special termination benefit cost – redundancies	0.0	0.0	0.0
Past service cost – augmentations	0.0	0.0	0.0
Past service cost – plan amendments	0.0	0.0	0.0
Medicare subsidy received	0.0	0.0	0.0
Employee contributions	0.0	0.0	0.0
Benefits paid	371.0	374.0	398.0
Exchange adjustments	804.0	(362.0)	(514.0)
Reclassification to held for sale (note 10)	460.0	0.0	0.0
Closing net defined benefit asset/(liability)	(6,931.0)	(8,085.0)	(7,155.0)
US | Present value of defined benefit obligation | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit liability	(3,697.0)	(3,508.0)	(3,246.0)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(43.0)	(45.0)	(48.0)
Interest cost	(112.0)	(136.0)	(136.0)
Actuarial gains/(losses) – experience	216.0	80.0	39.0
Actuarial (losses)/gains – demographic assumptions	0.0	234.0	42.0
Actuarial (losses)/gains – financial assumptions	(25.0)	(287.0)	(27.0)
Past service credit – redundancies	0.0	0.0	0.0
Special termination benefit cost – redundancies	0.0	0.0	0.0
Past service cost – augmentations	0.0	0.0	0.0
Past service cost – plan amendments	0.0	0.0	0.0
Medicare subsidy received	(25.0)	(22.0)	(19.0)
Employee contributions	0.0	0.0	0.0
Benefits paid	144.0	156.0	141.0
Exchange adjustments	362.0	(169.0)	(254.0)
Reclassification to held for sale (note 10)	149.0	0.0	0.0
Closing net defined benefit asset/(liability)	£ (3,031.0)	£ (3,697.0)	£ (3,508.0)